Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Notional amount	¥ 1,099,907	[1]	¥ 982,613	[1]
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	971,939	[1]	854,698	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	119,864	[1]	118,708	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	2,979	[1]	3,419	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	4,662	[1]	5,266	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	463	[1]	522	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	1	[2]
Fair value of derivative payables	2	[2]	10	[2]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	2	[2]	10	[2]
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	1	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	10,686	[2]	13,728	[2]
Fair value of derivative payables	10,473	[2]	13,239	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	8,064	[2]	10,350	[2]
Fair value of derivative payables	7,895	[2]	10,018	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	2,354	[2]	3,099	[2]
Fair value of derivative payables	2,349	[2]	2,973	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	196	[2]	182	[2]
Fair value of derivative payables	178	[2]	177	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	49	[2]	59	[2]
Fair value of derivative payables	34	[2]	44	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	23	[2]	38	[2]
Fair value of derivative payables	¥ 17	[2]	¥ 27	[2]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.